Property, Plant and Equipment and right of use assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment and right of use assets

Note 9 – Property, Plant and Equipment and right of use assets:

2023

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2023	6,813	33,770	15,605	70,132	126,320
Disposals	-	(711)	(55)	(870)	(1,636)
Additions during the year	789	2,976	257	8,937	12,959
Balance as of December 31, 2023	7,602	36,035	15,807	78,199	137,643

Less accumulated depreciation and impairment losses
Balance as of January 1, 2023	1,490	7,364	3,131	11,202	23,187
Disposals	-	(284)	(41)	(447)	(772)
Impairment loss	-	-	916	3,673	4,589
Additions during the year	1,490	4,982	1,797	4,897	13,166
Balance as of December 31, 2023	2,980	12,062	5,803	19,325	40,170

Property, plant and equipment, net, as of December 31, 2023	4,622	23,973	10,004	58,874	97,473

Note 9 – Property, Plant and Equipment and right of use assets: (Cont.)

2022

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2022	3,961	27,115	8,123	58,798	97,997
Acquisitions as part of business combination	165	-	22	1,747	1,934
Additions during the year	2,687	6,655	7,460	9,587	26,389
Balance as of December 31, 2022	6,813	33,770	15,605	70,132	126,320

Less accumulated depreciation
Balance as of January 1, 2022	729	3,146	1,358	6,255	11,488
Additions during the year	761	4,218	1,773	4,947	11,699
Balance as of December 31, 2022	1,490	7,364	3,131	11,202	23,187

Property, plant and equipment, net, as of December 31, 2022	5,323	26,406	12,474	58,930	103,133